Equity Incentive Schemes and Stock Compensation Charges - Summary of Stock Option Activity (Details) - Stock Option and Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options Granted Under Plans
Beginning balance (in shares)	902,806	1,378,119	1,695,460
Granted (in shares)	68,380	82,472	108,643
Exercised (in shares)	(311,040)	(535,705)	(348,286)
Canceled/expired (in shares)	(37,854)	(22,080)	(77,698)
Ending balance (in shares)	622,292	902,806	1,378,119
Vested and exercisable at end of period (in shares)	426,497
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 142.96	$ 119.86	$ 110.38
Granted (USD per share)	325.51	232.48	229.94
Exercised (USD per share)	116.31	95.12	102.87
Canceled/expired (USD per share)	238.51	196.20	143.08
Ending balance (USD per share)	170.52	$ 142.96	$ 119.86
Vested and exercisable at end of period (USD per share)	$ 135.39